Note 14 - Derivative Financial Instruments - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total net gain / (loss) on derivatives	$ (587,988)	$ (2,885)	$ (44,343)
Not Designated as Hedging Instrument [Member] | Interest Rate Swap Contracts, Fair Value [Member]
Total net gain / (loss) on derivatives		587,988	(2,885)
Not Designated as Hedging Instrument [Member] | Freight Forward Agreements, Unrealized Gain (Loss) [Member]
Total net gain / (loss) on derivatives
Not Designated as Hedging Instrument [Member] | Freight Forward Agreements, Realized Gain (Loss) [Member]
Total net gain / (loss) on derivatives			(47,245)
Not Designated as Hedging Instrument [Member] | Freight Forward Agreements [Member]
Total net gain / (loss) on derivatives			$ (47,245)